DERIVATIVE LIABILITIES (Details 2) - USD ($)	3 Months Ended	6 Months Ended
	Feb. 28, 2018	Feb. 28, 2018	Feb. 28, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Day one loss due to derivative liabilities on convertible notes and warrants		$ 1,141,581	$ 0
Loss on change in fair value of the derivative liabilities		(1,400,375)
Loss on change in the fair value of derivative liabilities	$ 2,006,888	$ 2,541,956	$ 0